GLICKENHAUS & CO.
6 East 43rd Street, 10th Floor
New York, New York 10017
(212) 953-7532





                                  October 7, 1997


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re:   Empire State Municipal Exempt Trust, Guaranteed
                        Series 108
                        File No. 33-54633

Gentlemen:

            As Sponsors of the above-referenced Trust, we are writing this letter to certify that:

            (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933, does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration Statement"); and

            (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on September 29, 1997 and became effective September 30, 1997 pursuant to Rule 485(b).

                                    Empire State Municipal Exempt Trust,
                                    Guaranteed Series 108


                                    GLICKENHAUS & CO.
                                    LEBENTHAL & CO. INC.


                                    By:  Michael J. Lynch
                                         as agent for the Sponsors


307339.1